Trade and other receivables (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and other receivables
Trade and other receivables	R 30,915	R 38,936
Other receivables (non-financial assets)	355	2,571
Duties recoverable from customers		485
Prepaid expenses and other	2,507	2,115
Value added tax	2,128	2,564
Total trade and other current receivables	35,905	46,671
Oil slate recovery receivable		2,600
Oil slate balance recovered through Department of Mineral Resources and Energy's slate levy mechanism	1,700
Oil slate balance recovered through under recoveries due to BFP price changes	1,200
ORYX GTL
Trade and other receivables
Dividends receivable resulting from related party transactions		1,600
Cost
Trade and other receivables
Trade receivables	27,296	32,778
Other receivables (financial assets)	4,082	4,546
Related party receivables - equity accounted investments	289	2,074
Impairment
Trade and other receivables
Trade and other receivables	R (752)	R (462)